BASIS OF PREPARATION (Policies)	12 Months Ended
Dec. 31, 2021
Basis Of Preparation
BASIS OF CONSOLIDATION

2.2	BASIS OF CONSOLIDATION

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries for each of the three years in the period ended December 31, 2021.

A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar right of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(a)	the contractual arrangement with the other vote holders of the investee;
(b)	rights arising from other contractual arrangements; and
(c)	the Group’s voting rights and potential voting rights.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control and continue to be consolidated until the date that such control ceases.

Profit or loss and each component of other comprehensive income are attributed to owners of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

The Group reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control above. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes (i) the assets (including goodwill) and liabilities of the subsidiary, (ii) the carrying amount of any non-controlling interest and (iii) the cumulative translation differences recorded in equity; and recognizes (i) the fair value of the consideration received, (ii) the fair value of any investment retained and (iii) any resulting surplus or deficit in profit or loss. The Group’s share of components previously recognized in other comprehensive income is reclassified to profit or loss or retained earnings, as appropriate, on the same basis as would be required if the Group had directly disposed of the related assets or liabilities.

CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

2.3	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The Group has adopted the following revised IFRSs for the first time for the current year’s consolidated financial statements:

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform - Phase 2
Amendment to IFRS 16	Covid-19-Related Rent Concessions beyond 30 June 2021 (early adopted)

The nature and the impact of the revised IFRSs are described below:

(a)	Amendments to IFRS 9, International Accounting Standard (“IAS”) 39, IFRS 7, IFRS 4 and IFRS 16 address issues not dealt with in the previous amendments which affect financial reporting when an existing interest rate benchmark is replaced with an alternative risk-free rate (“RFR”). The amendments provide a practical expedient to allow the effective interest rate to be updated without adjusting the carrying amount of financial assets and liabilities when accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities if the change is a direct consequence of the interest-rate benchmark reform and the new basis for determining the contractual cash flows is economically equivalent to the previous basis immediately preceding the change. In addition, the amendments permit changes required by the interest-rate benchmark reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued. Any gains or losses that could arise on transition are dealt with through the normal requirements of IFRS 9 to measure and recognize hedge ineffectiveness. The amendments also provide a temporary relief to entities from having to meet the separately identifiable requirement when an RFR is designated as a risk component. The relief allows an entity, upon designation of the hedge, to assume that the separately identifiable requirement is met, provided the entity reasonably expects the RFR risk component to become separately identifiable within the next 24 months. Furthermore, the amendments require an entity to disclose additional information to enable users of financial statements to understand the effect of interest-rate benchmark reform on an entity’s financial instruments and risk management strategy. These amendments had no material impact on the consolidated financial statements of the Group.

(b)	Amendment to IFRS 16 issued in March 2021 extends the availability of the practical expedient for lessees to elect not to apply lease-modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic by 12 months. Accordingly, the practical expedient applies to rent concessions for which any reduction in lease payments affects only payments originally due on or before June 30, 2022, provided the other conditions for applying the practical expedient are met. The amendment is effective retrospectively for annual periods beginning on or after April 1, 2021 with any cumulative effect of initially applying the amendment recognized as an adjustment to the opening balance of retained profits at the beginning of the current accounting period. Earlier application is permitted. The amendment did not have any impact on the financial position and performance of the Group as there were no lease payments reduced or waived by the lessors as a result of the Covid-19 pandemic during the year.

ISSUED BUT NOT YET EFFECTIVE INTERNATIONAL FINANCIAL REPORTING STANDARDS

2.4	ISSUED BUT NOT YET EFFECTIVE INTERNATIONAL FINANCIAL REPORTING STANDARDS

The Group has not applied the following new and revised IFRSs, that have been issued but are not yet effective, in these financial statements:

Amendments to IFRS 3	Reference to the Conceptual Framework[1]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and Its Associate or Joint Venture[3]
IFRS 17	Insurance Contracts[2]
Amendments to IFRS 17	Insurance Contracts[2,4]
Amendments to IAS 1	Classification of Liabilities as Current or Non-current[2]
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies[2]
Amendments to IAS 8	Definition of Accounting Estimates[2]
Amendments to IAS 12	Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction[2]
Amendments to IAS 16	Property, Plant and Equipment: Proceeds Before Intended Use[1]
Amendments to IAS 37	Onerous Contracts - Cost of Fulfilling a Contract[1]
Annual Improvements to IFRS Standards 2018-2020	Amendments to IFRS 1, IFRS 9, Illustrative Examples accompanying IFRS 16, and IAS 41[1]

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1	Effective for annual periods beginning on or after January 1, 2022
2	Effective for annual periods beginning on or after January 1, 2023
3	No mandatory effective date yet determined but available for adoption
4	As a consequence of the amendments to IFRS 17 issued in June 2020, the effective date of IFRS 17 was deferred to January 1, 2023, and IFRS 4 was amended to extend the temporary exemption that permits insurers to apply IAS 39 rather than IFRS 9 for annual periods beginning before January 1, 2023

Further information about those IFRSs that are expected to be applicable to the Group is described below.

(a)	Amendments to IFRS 3 are intended to replace a reference to the previous Framework for the Preparation and Presentation of Financial Statements with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements. The amendments also add to IFRS 3 an exception to its recognition principle for an entity to refer to the Conceptual Framework to determine what constitutes an asset or a liability. The exception specifies that, for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21 if they were incurred separately rather than assumed in a business combination, an entity applying IFRS 3 should refer to IAS 37 or IFRIC 21 respectively instead of the Conceptual Framework. Furthermore, the amendments clarify that contingent assets do not qualify for recognition at the acquisition date. The Group expects to adopt the amendments prospectively from January 1, 2022. Since the amendments apply prospectively to business combinations for which the acquisition date is on or after the date of first application, the Group will not be affected by these amendments on the date of transition.
(b)	Amendments to IFRS 10 and IAS 28 address an inconsistency between the requirements in IFRS 10 and in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The amendments require a full recognition of a gain or loss resulting from a downstream transaction when the sale or contribution of assets between an investor and its associate or joint venture constitutes a business. For a transaction involving assets that do not constitute a business, a gain or loss resulting from the transaction is recognized in the investor’s profit or loss only to the extent of the unrelated investor’s interest in that associate or joint venture. The amendments are to be applied prospectively. The previous mandatory effective date of amendments to IFRS 10 and IAS 28 was removed by the IASB in December 2015 and a new mandatory effective date will be determined after the completion of a broader review of accounting for associates and joint ventures. However, the amendments are available for adoption now. The amendments are not expected to have any significant impact on the Group’s financial statements.

(c)	Amendments to IAS 1 Classification of Liabilities as Current or Non-current clarify the requirements for classifying liabilities as current or non-current. The amendments specify that if an entity’s right to defer settlement of a liability is subject to the entity complying with specified conditions, the entity has a right to defer settlement of the liability at the end of the reporting period if it complies with those conditions at that date. Classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability. The amendments also clarify the situations that are considered a settlement of a liability. The amendments are effective for annual periods beginning on or after January 1, 2023 and shall be applied retrospectively. Earlier application is permitted. The Company is currently assessing the impact of the amendments on the Group’s financial statements.

(d)	Amendments to IAS 8 introduce a new definition of accounting estimates. The amendments are designed to clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. An entity shall apply these amendments for annual reporting periods beginning on or after January 1, 2023. Earlier application is permitted. An entity shall apply the amendments to changes in accounting estimates and changes in accounting policies that occur on or after the beginning of the first annual reporting period in which it applies the amendments. The Company is currently assessing the impact of the amendments on the Group’s financial statements.

(e)	Amendments to IAS 12 narrow the scope of the initial recognition exception so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences, such as leases and decommissioning obligations. Therefore, entities are required to recognize a deferred tax asset and a deferred tax liability for temporary differences arising from these transactions. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and shall be applied to transactions related to leases and decommissioning obligations at the beginning of the earliest comparative period presented, with any cumulative effect recognized as an adjustment to the opening balance of retained profits or other component of equity as appropriate at that date. In addition, the amendments shall be applied prospectively to transactions other than leases and decommissioning obligations. Earlier application is permitted.

The Group has applied the initial recognition exception and did not recognize a deferred tax asset and a deferred tax liability for temporary differences for transactions related to leases. Upon initial application of these amendments, the Group will recognize a deferred tax asset and a deferred tax liability for deductible and taxable temporary differences associated with right-of-use assets and lease liabilities, and recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained profits at the beginning of the earliest comparative period presented.

(f)	Amendments to IAS 16 prohibit an entity from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling any such items, and the cost of those items, in profit or loss. The amendments are effective for annual periods beginning on or after January 1, 2022 and shall be applied retrospectively only to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments. Earlier application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.

(g)	Amendments to IAS 37 clarify that for the purpose of assessing whether a contract is onerous under IAS 37, the cost of fulfilling the contract comprises the costs that relate directly to the contract. Costs that relate directly to a contract include both the incremental costs of fulfilling that contract (e.g., direct labor and materials) and an allocation of other costs that relate directly to fulfilling that contract (e.g., an allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract as well as contract management and supervision costs). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. The amendments are effective for annual periods beginning on or after January 1, 2022 and shall be applied to contracts for which an entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which it first applies the amendments. Earlier application is permitted. Any cumulative effect of initially applying the amendments shall be recognized as an adjustment to the opening equity at the date of initial application without restating the comparative information. The amendments are not expected to have any significant impact on the Group’s financial statements.

(h)	Annual Improvements to IFRS Standards 2018-2020 sets out amendments to IFRS 1, IFRS 9, Illustrative Examples accompanying IFRS 16, and IAS 41. Details of the amendments that are expected to be applicable to the Group are as follows:

•	IFRS 9 Financial Instruments: clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment. The amendment is effective for annual periods beginning on or after January 1, 2022. Earlier application is permitted. The amendment is not expected to have a significant impact on the Group’s financial statements.

•	IFRS 16 Leases: removes the illustration of payments from the lessor relating to leasehold improvements in Illustrative Example 13 accompanying IFRS 16. This removes potential confusion regarding the treatment of lease incentives when applying IFRS 16.